Basis of Presentation	3 Months Ended
Jan. 31, 2026
Disclosure of Basis of Presentation [Abstract]
Basis of Presentation
Note 1: Basis of Presentation
Bank of Montreal (the bank or BMO) is a chartered bank under the Bank Act (Canada) and is a public company incorporated in Canada. We are a highly diversified financial services company, providing a broad range of personal and commercial banking, wealth management and investment banking products and services. The bank’s head office is at 129 rue Saint Jacques, Montreal, Quebec. Our executive offices are at 100 King Street West, 1 First Canadian Place, Toronto, Ontario. Our common shares are listed on the Toronto Stock Exchange (TSX) and the New York Stock Exchange.
These condensed interim consolidated financial statements have been prepared in accordance with International Accounting Standard (IAS) 34, Interim Financial Reporting as issued by the International Accounting Standards Board (IASB) using the same accounting policies as disclosed in our annual consolidated financial statements for the year ended October 31, 2025, except as outlined below. These condensed interim consolidated financial statements should be read in conjunction with the notes to our annual consolidated financial statements for the year ended October 31, 2025. We also comply with interpretations of International Financial Reporting Standards (IFRS) by our regulator, the Office of the Superintendent of Financial Institutions (OSFI). These interim consolidated financial statements were authorized for issue by the Board of Directors on February 25, 2026.

Use of Estimates and Judgments
The preparation of the interim consolidated financial statements requires management to make estimates and judgments that affect the carrying amounts of certain assets and liabilities, certain amounts reported in net income and other related disclosures.
The most significant assets and liabilities for which we must make estimates and judgments include the allowance for credit losses (ACL); financial instruments measured at fair value; pension and other employee future benefits; impairment of securities and investments in associates and joint ventures; income taxes and deferred tax assets; goodwill and intangible assets; insurance contract liabilities; provisions including legal proceedings and severance charges; transfers of financial assets and consolidation of structured entities. We make judgments in assessing the business model for financial assets as well as whether substantially all risks and rewards have been transferred in respect of transfers of financial assets and whether we control structured entities. If actual results were to differ from the estimates, the impact would be recorded in future periods.
The economic outlook is subject to several risks that could lead to a less favourable outcome for the North American economy. The most immediate threat stems from further escalation of U.S. tariffs. Canadian businesses face longer-term risks if renegotiation of the United States-Mexico-Canada Agreement (USMCA) is unsuccessful, as significant tariffs could then apply to more goods exported to the U.S., potentially leading to a recession in Canada. If the USMCA is renegotiated, some tariffs are likely to persist, which could result in slower growth. Other risks include an escalation of the Russia-Ukraine war; heightened tensions between the U.S. and Iran that could destabilize the Middle East; and a potential escalation of the U.S.’s involvement in Venezuela. Elevated equity valuations also pose the risk of a destabilizing correction. Longer term, substantial business spending to develop and adopt AI systems, while providing material support to the economy, presents new challenges for workers and industries, such as software. Although AI has not yet led to significant job losses, it could increasingly affect hiring decisions and drive significant shifts in workforce composition, requiring displaced workers to learn new skills. The impact on our business, results of operations, reputation, financial performance and condition, including the potential for credit, counterparty and mark-to-market losses, our credit ratings and regulatory capital and liquidity ratios, as well as the impacts to our customers and competitors, will depend on future developments, which remain uncertain. By their very nature, the estimates and judgments we make for the purposes of preparing our consolidated financial statements relate to matters that are inherently uncertain. However, we have detailed policies and internal controls in place that are intended to ensure the judgments made in estimating these amounts are well controlled and independently reviewed, and that our policies are consistently applied from period to period. We believe that our estimates of the value of our assets and liabilities are appropriate as at January 31, 2026.

Allowance for Credit Losses
As detailed further in Note 1 of our annual consolidated financial statements for the year ended October 31, 2025, ACL consists of allowances on impaired loans, which represent estimated losses related to impaired loans in the portfolio provided for but not yet written off, and allowances on performing loans, which is our best estimate of impairment in the existing portfolio for loans that have not yet been individually identified as impaired.
The expected credit losses (ECL) model requires the recognition of credit losses generally based on 12 months of expected losses for performing loans and the recognition of lifetime losses on performing loans that have experienced a significant increase in credit risk since origination.
The determination of a significant increase in credit risk takes into account many different factors and varies by product and risk segment. The bank’s methodology for determining a significant increase in credit risk is based on the change in probability of default between origination, and reporting date, assessed using probability-weighted scenarios as well as certain other criteria, such as 30 days past due and watchlist status. The assessment of a significant increase in credit risk requires experienced credit judgment.
In determining whether there has been a significant increase in credit risk and in calculating the amount of ECL, we must rely on estimates and exercise judgment, based on what we know at the end of the reporting period, regarding matters for which the ultimate outcome is unknown. These judgments include changes in circumstances that may cause future assessments of credit risk to be materially different from current assessments, which could require an increase or a decrease in the ACL. The calculation of ECL includes the explicit incorporation of forecasts of future economic conditions. We have developed models incorporating specific macroeconomic variables that are relevant to each portfolio. Key economic variables for our retail portfolios include our primary operating markets of Canada, the United States and regional markets, where considered significant. Forecasts are developed internally by our Economics group, considering external data and our view of future economic conditions. We exercise experienced credit judgment to incorporate multiple economic forecasts, which are probability-weighted, in the determination of the final ECL. The allowance is sensitive to changes in both economic forecasts and the probability weight assigned to each forecast scenario.
Additional information regarding the ACL is included in Note 3.